Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 7 .6%
Acacia LLC, 5.2400%, 11/15/37 (144A) $ 10,568,260 $ 10,582,005
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) 7,079,253 7,313,780
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 643,568 672,837
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 1,402,088 1,414,167
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 630,977 635,567
Affirm Asset Securitization Trust, 4.9300%, 10/15/30 (144A) 4,500,000 4,511,556
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 2,379,764 2,419,608
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 1,359,865 1,379,463
Ally Bank Auto Credit-Linked Notes, 4.8440%, 6/15/33 (144A) 10,439,613 10,495,884
Ally Bank Auto Credit-Linked Notes, 4.9910%, 6/15/33 (144A) 6,781,560 6,803,491
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 8,130,980 8,143,259
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 938,221 942,911
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 4.9973%,
12/26/31 (144A)
‡
2,778,381 2,785,178
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 5.1973%,
12/26/31 (144A)
‡
1,352,145 1,356,555
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 1,009,004 1,015,822
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,763,336
Compass Datacenters Issuer II LLC, 7.0000%, 2/25/49 (144A) 620,000 632,078
Compass Datacenters Issuer II LLC, 5.4630%, 5/25/50 (144A) 500,000 500,982
COOPR Residential Mortgage Trust, 4.8400%, 9/25/60 (144A)
Ç
7,629,996 7,629,633
COOPR Residential Mortgage Trust, 4.9960%, 1/1/61 (144A)
Ç
7,410,000 7,427,166
COOPR Residential Mortgage Trust, 5.1580%, 1/1/61 (144A)
Ç
2,949,000 2,959,350
Ellington Financial Mortgage Trust, 5.1160%, 12/25/60 (144A)
Ç
2,726,000 2,727,813
Ellington Financial Mortgage Trust, 5.3160%, 12/25/60 (144A)
Ç
3,881,000 3,892,752
Ellington Financial Mortgage Trust, 5.4660%, 12/25/60 (144A)
Ç
4,250,000 4,262,849
Ellington Financial Mortgage Trust, 5.6160%, 12/25/60 (144A)
‡
1,166,000 1,165,520
FHF Issuer Trust, 4.8390%, 12/15/26 (144A) 21,545,431 21,559,063
FHF Issuer Trust, 6.7900%, 10/15/29 (144A) 1,153,052 1,165,160
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 1,920,175 1,932,773
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
1,881,892 1,931,037
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
2,661,760 2,676,151
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
4,258,460 4,316,592
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
4,002,952 4,041,239
FIGRE Trust, 5.2650%, 7/25/55 (144A)
Ç
4,230,119 4,249,126
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
6,147,215 6,233,994
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
8,980,599 9,065,319
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
11,599,671 11,673,131
FIGRE Trust, 5.4850%, 8/25/55 (144A)
‡
1,348,991 1,350,177
FIGRE Trust, 5.1440%, 9/25/55 (144A)
‡
6,417,156 6,415,169
FIGRE Trust, 5.2450%, 9/25/55 (144A)
‡
7,280,545 7,272,181
FIGRE Trust, 5.1830%, 1/25/56 (144A)
‡
3,918,000 3,924,083
FIGRE Trust, 5.4340%, 1/25/56 (144A)
‡
5,835,000 5,844,021
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,435,909 3,385,251
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
13,976,035 13,735,284
Flagship Credit Auto Trust, 5.0500%, 1/18/28 (144A) 1,966,729 1,968,271
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,065,311
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 1,767,455 1,834,603
Foundation Finance Trust, 4.9400%, 4/15/52 (144A) 13,050,000 13,109,029
Gracie Point International Funding, SOFR90A + 2.2500%, 6.4467%, 3/1/27
(144A)
‡
418,538 419,245
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.2902%, 3/1/28
(144A)
‡
3,007,000 3,007,871
GS Mortgage-Backed Securities Trust, 5.2720%, 5/25/56 (144A)
Ç
7,000,000 7,012,882

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
GS Mortgage-Backed Securities Trust, 5.4220%, 5/25/56 (144A)
Ç
$ 4,000,000 $ 4,006,891
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 8,753,684 8,886,844
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 13,138,819 13,292,290
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 5,590,522 5,631,683
J.P. Morgan Mortgage Trust, 5.1820%, 6/25/56 (144A)
Ç
4,000,000 4,004,895
J.P. Morgan Mortgage Trust, 5.3320%, 6/25/56 (144A)
Ç
5,000,000 5,006,124
Kinetic ABS Issuer LLC, 5.5610%, 2/25/56 (144A) 4,810,000 4,813,866
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 24,600,000 24,961,781
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
25,890,198 26,133,786
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 1,675,934 1,656,396
RAM LLC, 6.6690%, 2/15/39 (144A) 2,219,417 2,220,302
RCKT Mortgage Trust, 6.5150%, 6/25/43 (144A)
‡
3,540,130 3,548,046
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
6,534,163 6,592,722
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
4,121,864 4,134,310
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
8,418,255 8,499,075
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
3,504,518 3,534,101
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
8,394,323 8,452,500
RCKT Mortgage Trust, 5.2486%, 8/25/55 (144A)
‡
7,056,005 7,080,130
RCKT Mortgage Trust, 4.9970%, 9/25/55 (144A)
Ç
19,848,781 19,837,017
RCKT Mortgage Trust, 4.9280%, 1/25/56 (144A)
Ç
3,350,000 3,352,491
RCKT Trust, 5.1600%, 7/25/34 (144A) 2,750,000 2,768,076
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 1,240,113 1,245,704
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
2,320,364 2,339,169
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.8000%,
5.4726%, 10/25/55 (144A)
‡
15,693,000 15,793,420
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.5500%,
5.2213%, 4/25/56 (144A)
‡
16,306,000 16,306,000
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 2,019,471 2,046,845
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 1,633,576 1,653,097
SF Abs Issuer LLC, 5.3770%, 11/25/55 (144A) 5,750,000 5,598,619
Towd Point Mortgage Trust, 4.9680%, 9/25/65 (144A)
Ç
12,112,953 12,156,923
Towd Point Mortgage Trust, 5.2490%, 10/25/65 (144A)
Ç
11,600,583 11,651,252
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A)
¢,€
1,205,445 1,198,769
US Auto Funding, 2.2000%, 5/15/26 (144A) 1,447,139 1,222,842
US Bank NA, 6.7890%, 8/25/32 (144A) 3,561,235 3,593,861
Vista Point Securitization Trust, 5.6010%, 8/25/55 (144A)
Ç
13,771,759 13,862,356
Total Asset-Backed Securities (cost $496,194,745) 499,702,708
Corporate Bonds - 0 .7%
Communications - 0 .6%
Cipher Compute LLC, 7.1250%, 11/15/30 (144A) 20,244,000 20,859,640
Flash Compute LLC, 7.2500%, 12/31/30 (144A) 17,865,000 17,925,616
38,785,256
Financial - 0 .1%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 9,213,000 9,412,342
Total Corporate Bonds (cost 47,525,145) 48,197,598
Mortgage-Backed Securities - 167 .0%
A&D Mortgage Trust
5.2250%, 10/25/70 (144A)
Ç
4,125,670 4,147,768
5.1200%, 12/25/70 (144A)
Ç
6,903,511 6,929,907
4.9120%, 2/25/71 (144A)
‡
12,414,000 12,434,027

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
ABL , 7.4570% , 9/25/29 (144A)
Ç
$ 4,840,000 $ 4,871,834
BMP , CME Term SOFR 1 Month + 1.3719% , 5.0521% , 6/15/41 (144A)
‡
14,000,000 14,011,168
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 9,191,949 9,091,221
5.0000%, 9/25/64 (144A) 6,514,853 6,511,683
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
4.5245% , 10/15/36 (144A)
‡
862,801 861,898
BX Trust
CME Term SOFR 1 Month + 1.3058%, 4.9858%, 10/15/26 (144A)
‡
2,958,012 2,957,019
CME Term SOFR 1 Month + 3.4640%, 7.1440%, 10/15/26 (144A)
‡
2,488,884 2,480,870
CME Term SOFR 1 Month + 0.7035%, 4.3835%, 9/15/34 (144A)
‡
5,355,350 5,348,729
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 4.8973%, 2/25/50 (144A)
‡
2,872,773 2,832,132
SOFR30A + 1.3500%, 5.0473%, 2/25/50 (144A)
‡
1,687,754 1,652,363
SOFR30A + 1.5500%, 5.2473%, 2/25/50 (144A)
‡
1,873,527 1,832,734
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55 (144A)
‡
20,374,477 20,451,233
Connecticut Avenue Securities Trust
SOFR30A + 6.2000%, 9.8973%, 11/25/41 (144A)
‡
5,616,000 5,816,946
SOFR30A + 0.8500%, 4.5473%, 12/25/41 (144A)
‡
122,436 122,447
SOFR30A + 1.0000%, 4.6973%, 12/25/41 (144A)
‡
403,242 403,242
SOFR30A + 6.0000%, 9.6973%, 12/25/41 (144A)
‡
8,116,382 8,420,371
SOFR30A + 3.0000%, 6.6973%, 1/25/42 (144A)
‡
21,665,987 22,036,510
SOFR30A + 7.6500%, 11.3473%, 1/25/42 (144A)
‡
9,637,000 10,191,669
SOFR30A + 9.5000%, 13.1973%, 3/25/42 (144A)
‡
5,793,401 6,287,079
SOFR30A + 10.6000%, 14.2973%, 5/25/42 (144A)
‡
1,596,475 1,774,793
SOFR30A + 4.6500%, 8.3473%, 6/25/42 (144A)
‡
4,087,000 4,286,626
SOFR30A + 12.0000%, 15.6973%, 6/25/42 (144A)
‡
536,201 616,283
SOFR30A + 3.6000%, 7.2973%, 7/25/42 (144A)
‡
2,220,000 2,299,712
SOFR30A + 4.7500%, 8.4473%, 6/25/43 (144A)
‡
312,000 335,215
SOFR30A + 1.6000%, 5.2973%, 9/25/44 (144A)
‡
4,077,228 4,093,970
SOFR30A + 1.5000%, 5.1973%, 1/25/45 (144A)
‡
7,526,000 7,530,102
SOFR30A + 1.6000%, 5.2973%, 7/25/45 (144A)
‡
9,254,000 9,284,431
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40 (144A)
Ç
4,100,000 4,107,456
EFMT , 5.2210% , 11/25/40 (144A)
Ç
6,512,000 6,519,058
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,704,409 2,624,274
Pool # Q58477, 4.0000%, 9/1/48 1,541,703 1,496,130
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 1,648 1,515
Pool # ZT1926, 3.0000%, 11/1/43 799,122 737,847
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 5.3473%, 1/25/34 (144A)
‡
756,595 757,226
SOFR30A + 2.1000%, 5.7973%, 9/25/41 (144A)
‡
23,964,288 24,132,799
SOFR30A + 6.2500%, 9.9473%, 9/25/41 (144A)
‡
2,504,211 2,575,400
SOFR30A + 7.5000%, 11.1973%, 10/25/41 (144A)
‡
19,937,000 20,778,585
SOFR30A + 7.0000%, 10.6973%, 12/25/41 (144A)
‡
4,000,000 4,180,172
SOFR30A + 1.3000%, 4.9973%, 2/25/42 (144A)
‡
435,685 435,577
SOFR30A + 3.7500%, 7.4473%, 2/25/42 (144A)
‡
45,174,272 46,474,178
SOFR30A + 5.2500%, 8.9473%, 3/25/42 (144A)
‡
28,504,473 29,803,613
SOFR30A + 4.3500%, 8.0473%, 4/25/42 (144A)
‡
5,528,314 5,744,416
SOFR30A + 5.2500%, 8.9473%, 5/25/42 (144A)
‡
15,050,000 15,862,116
SOFR30A + 6.7500%, 10.4473%, 6/25/42 (144A)
‡
19,321,656 20,826,176
SOFR30A + 5.7500%, 9.4473%, 9/25/42 (144A)
‡
9,166,000 9,857,308
SOFR30A + 1.6500%, 5.3473%, 2/25/45 (144A)
‡
23,060,148 23,103,912

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 7.0000%, 10.6973%, 3/25/52 (144A)
‡
$ 10,000,000 $ 10,968,403
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 46,800 45,971
Pool # ZK8405, 2.5000%, 12/1/31 6,686 6,471
Pool # ZK8962, 3.0000%, 9/1/32 51,650 50,371
Pool # ZK9163, 3.0000%, 1/1/33 30,860 30,068
Pool # SB0040, 2.5000%, 12/1/33 221,515 214,537
Pool # SB0116, 2.5000%, 11/1/34 504,193 481,800
Pool # ZT2413, 4.0000%, 2/1/41 40,094,608 39,302,964
Pool # ZM2269, 3.0000%, 12/1/46 12,303 11,250
Pool # ZT1633, 4.0000%, 3/1/47 105,571 102,631
Pool # ZT0391, 4.0000%, 11/1/47 298,279 290,347
Pool # ZT0252, 3.0000%, 12/1/47 16,608 15,200
Pool # ZM7577, 4.5000%, 8/1/48 89,550 88,872
Pool # ZM8197, 4.0000%, 9/1/48 917,278 888,981
Pool # SI2101, 4.0000%, 9/1/48 38,677,997 37,485,942
Pool # ZM7926, 5.0000%, 9/1/48 77,369 78,417
Pool # ZT1320, 4.0000%, 11/1/48 158,468 153,584
Pool # SI2017, 4.0000%, 12/1/48 1,980,091 1,919,009
Pool # ZN4240, 4.5000%, 12/1/48 247,974 246,280
Pool # ZN2165, 4.5000%, 12/1/48 22,571 22,570
Pool # SL2464, 4.5000%, 12/1/48 82,161,525 81,745,630
Pool # SD1416, 4.5000%, 12/1/48 3,474,460 3,448,140
Pool # ZN6461, 4.0000%, 5/1/49 302,390 291,601
Pool # ZT2087, 4.0000%, 6/1/49 1,162,767 1,124,725
Pool # ZA7158, 4.5000%, 6/1/49 156,210 155,207
Pool # RA1100, 4.0000%, 7/1/49 4,674,546 4,521,917
Pool # SL0850, 4.0000%, 7/1/49 19,446,283 19,174,823
Pool # SD8003, 4.0000%, 7/1/49 1,209,718 1,170,139
Pool # RA1088, 4.5000%, 7/1/49 202,831 200,904
Pool # RA1087, 4.5000%, 7/1/49 1,053,159 1,046,401
Pool # QA2159, 3.0000%, 8/1/49 82,172 72,971
Pool # QA1615, 3.5000%, 8/1/49 269,184 250,968
Pool # RA1188, 4.5000%, 8/1/49 1,065,595 1,058,756
Pool # QA5150, 4.5000%, 12/1/49 292,625 289,846
Pool # SD8040, 4.5000%, 1/1/50 171,758 170,127
Pool # RA1999, 4.5000%, 1/1/50 724,310 719,662
Pool # SD8047, 4.5000%, 2/1/50 587,929 582,344
Pool # QA8274, 3.5000%, 3/1/50 386,706 359,738
Pool # SD1551, 4.0000%, 3/1/50 1,836,309 1,779,714
Pool # SD1111, 4.0000%, 6/1/50 3,190,022 3,097,423
Pool # SL0938, 4.0000%, 7/1/50 37,732,261 36,942,545
Pool # SD4456, 4.0000%, 8/1/50 1,645,164 1,591,339
Pool # SD2715, 4.5000%, 9/1/50 5,013,726 4,966,091
Pool # SD5994, 4.5000%, 9/1/50 12,588,119 12,492,761
Pool # SD1143, 4.5000%, 9/1/50 26,110,132 25,912,343
Pool # SD1414, 4.0000%, 10/1/50 435,098 420,863
Pool # SD0985, 4.5000%, 10/1/50 16,374,847 16,273,260
Pool # SD6178, 4.5000%, 1/1/51 14,272,945 14,158,156
Pool # RA7104, 4.5000%, 2/1/51 9,757,380 9,661,152
Pool # SD2606, 4.5000%, 9/1/51 5,514,224 5,459,842
Pool # QE0318, 4.5000%, 3/1/52 107,878 106,146
Pool # QD9191, 3.5000%, 4/1/52 497,805 467,368

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SD0943, 3.5000%, 4/1/52 $ 1,754,974 $ 1,649,019
Pool # QE1073, 3.5000%, 4/1/52 646,190 606,633
Pool # SD3523, 3.0000%, 6/1/52 2,781,066 2,490,404
Pool # SD1046, 4.0000%, 7/1/52 80,242,311 77,308,183
Pool # QE6404, 5.5000%, 7/1/52 2,803,953 2,876,052
Pool # QE8542, 5.5000%, 8/1/52 2,696,876 2,766,223
Pool # QF0488, 5.5000%, 9/1/52 2,373,052 2,433,764
Pool # SD1966, 4.0000%, 11/1/52 327,082 313,942
Pool # QF2561, 5.5000%, 11/1/52 1,175,786 1,213,006
Pool # QF7280, 5.5000%, 1/1/53 4,033,507 4,167,757
Pool # QF7810, 5.5000%, 1/1/53 3,354,975 3,465,572
Pool # QF9276, 5.5000%, 3/1/53 2,565,015 2,649,514
Pool # QF9863, 5.5000%, 3/1/53 4,795,731 4,943,513
Pool # SD3018, 5.5000%, 5/1/53 5,769,976 5,896,035
Pool # SD2897, 5.5000%, 5/1/53 2,635,885 2,693,614
Pool # QG2543, 5.5000%, 5/1/53 2,064,911 2,112,831
Pool # QG3397, 6.0000%, 5/1/53 364,317 375,732
Pool # QG2539, 6.5000%, 5/1/53 2,884,246 2,988,109
Pool # QG2540, 6.5000%, 5/1/53 1,589,860 1,646,635
Pool # SD3271, 5.5000%, 6/1/53 24,015,809 24,783,271
Pool # QG3912, 5.5000%, 6/1/53 6,841,443 7,015,193
Pool # QG6755, 5.5000%, 6/1/53 11,680,061 12,057,337
Pool # QG4340, 6.5000%, 6/1/53 1,543,208 1,598,779
Pool # QG3885, 6.5000%, 6/1/53 967,340 1,002,175
Pool # QG6538, 5.5000%, 7/1/53 1,097,966 1,133,431
Pool # QG6948, 5.5000%, 7/1/53 892,264 920,942
Pool # SD3813, 6.0000%, 7/1/53 5,398,231 5,586,029
Pool # QG7338, 6.0000%, 7/1/53 803,097 828,261
Pool # QH1144, 5.5000%, 9/1/53 3,492,969 3,604,113
Pool # QH2242, 5.5000%, 9/1/53 4,954,521 5,053,738
Pool # QH0826, 5.5000%, 9/1/53 3,946,601 4,072,813
Pool # QH1500, 6.0000%, 9/1/53 7,767,886 8,041,558
Pool # QH2259, 6.0000%, 9/1/53 4,282,406 4,413,381
Pool # QH3309, 5.5000%, 10/1/53 1,461,845 1,491,119
Pool # QH3192, 6.0000%, 10/1/53 14,476,772 14,986,806
Pool # QH3306, 6.0000%, 10/1/53 10,943,601 11,329,158
Pool # SL1632, 4.0000%, 11/1/53 36,976,044 35,612,549
Pool # QH4638, 6.0000%, 11/1/53 5,576,899 5,773,380
Pool # QH4473, 6.0000%, 11/1/53 4,461,884 4,619,082
Pool # QH4373, 6.0000%, 11/1/53 9,383,719 9,714,319
Pool # QH5204, 6.5000%, 11/1/53 3,941,296 4,133,387
Pool # QH6041, 5.5000%, 12/1/53 3,412,417 3,489,697
Pool # QH7040, 6.0000%, 12/1/53 6,040,450 6,225,193
Pool # QH7549, 6.0000%, 12/1/53 3,292,065 3,392,750
Pool # QH7013, 6.5000%, 12/1/53 1,495,857 1,553,661
Pool # SD5061, 5.5000%, 3/1/54 21,166,107 21,838,046
Pool # SD5224, 6.0000%, 3/1/54 9,863,783 10,172,848
Pool # QI4878, 6.0000%, 4/1/54 1,904,142 1,963,795
Pool # SD5223, 6.0000%, 4/1/54 6,196,933 6,391,069
Pool # SL0238, 5.0000%, 5/1/54 30,097,305 30,410,786
Pool # QI8221, 6.0000%, 6/1/54 3,527,082 3,637,577
Pool # SD5963, 6.0000%, 7/1/54 13,563,151 13,988,054
Pool # SD6558, 6.0000%, 9/1/54 12,432,329 12,821,805

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SL1291, 4.0000%, 11/1/54 $ 30,214,590 $ 29,100,425
Pool # QJ9063, 5.0000%, 11/1/54 18,935,692 19,047,281
Pool # SD6989, 5.5000%, 11/1/54 20,450,829 20,877,857
Pool # SD6905, 6.0000%, 11/1/54 2,634,796 2,715,478
Pool # QJ9072, 6.0000%, 11/1/54 5,031,110 5,188,723
Pool # QX0520, 5.5000%, 12/1/54 7,206,435 7,356,329
Pool # SL0239, 5.0000%, 1/1/55 50,539,081 51,065,474
Pool # SD7343, 5.5000%, 1/1/55 44,666,476 45,920,069
Pool # SD7417, 5.5000%, 1/1/55 8,317,534 8,566,820
Pool # SL0046, 6.0000%, 1/1/55 37,898,170 39,085,434
Pool # QX5273, 6.0000%, 2/1/55 3,326,889 3,431,113
Pool # QX6719, 6.0000%, 2/1/55 4,149,507 4,280,165
Pool # QX7432, 6.0000%, 2/1/55 1,966,734 2,028,661
Pool # SL2435, 6.5000%, 2/1/55 55,406,710 57,700,064
Pool # SL1188, 5.5000%, 4/1/55 57,366,828 58,997,508
Pool # QX9929, 6.0000%, 4/1/55 6,974,944 7,193,390
Pool # RJ4363, 5.5000%, 6/1/55 75,065,265 77,391,794
Pool # QY7439, 6.0000%, 6/1/55 1,587,630 1,638,096
Pool # QY8779, 6.0000%, 7/1/55 16,928,233 17,463,907
Pool # QY9874, 6.0000%, 8/1/55 8,484,007 8,751,148
Pool # QZ1060, 6.0000%, 8/1/55 4,662,588 4,790,287
Pool # QY9883, 6.0000%, 8/1/55 2,383,577 2,459,343
Pool # SL2558, 6.0000%, 8/1/55 29,574,223 30,507,661
Pool # QZ2313, 5.5000%, 9/1/55 8,885,688 9,064,674
Pool # QZ3837, 6.0000%, 9/1/55 3,345,241 3,436,861
Pool # QZ4131, 6.0000%, 9/1/55 2,728,559 2,802,973
Pool # QZ4132, 6.0000%, 9/1/55 1,489,896 1,530,701
Pool # QZ4951, 6.0000%, 10/1/55 2,994,647 3,076,665
Pool # QZ9092, 5.0000%, 11/1/55 8,219,157 8,228,067
Pool # SL3350, 6.0000%, 11/1/55 117,847,444 121,957,579
Pool # TA4415, 5.0000%, 1/1/56 22,393,277 22,417,553
Pool # TA2617, 5.0000%, 1/1/56 30,079,928 30,112,536
Pool # SL3899, 5.0000%, 1/1/56 111,126,768 112,285,517
Pool # TA2596, 5.5000%, 1/1/56 13,012,853 13,225,186
Pool # SL4015, 5.5000%, 1/1/56 42,705,334 43,659,421
Pool # TA5410, 5.0000%, 2/1/56 11,785,732 11,798,508
FHLMC, REMIC
SOFR30A + 0.4645%, 4.1718%, 2/15/32
‡
8,951 8,929
SOFR30A + 0.7645%, 4.4718%, 3/15/32
‡
16,027 16,082
SOFR30A + 0.6145%, 4.3218%, 7/15/32
‡
1,330 1,329
SOFR30A + 0.5145%, 4.2218%, 1/15/33
‡
11,561 11,542
SOFR30A + 0.3645%, 4.0718%, 9/15/35
‡
7,855 7,832
SOFR30A + 0.7045%, 4.4118%, 10/15/37
‡
40,641 40,724
SOFR30A + 0.4145%, 4.1218%, 8/15/40
‡
5,712 5,710
SOFR30A + 0.6145%, 4.3218%, 9/15/40
‡
40,818 40,881
SOFR30A + 0.2500%, 3.9473%, 11/25/51
‡
9,638,577 8,742,049
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 19,708,581 19,286,718
3.5000%, 2/25/75 (144A) 20,538,625 19,987,475
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 7,766 7,529
Pool # AS8207, 2.5000%, 10/1/31 8,809 8,539
Pool # BM1036, 2.5000%, 2/1/32 7,814 7,573

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BO7717, 3.0000%, 11/1/34 $ 32,495 $ 31,538
Pool # BO5957, 3.0000%, 12/1/34 43,136 41,763
Pool # AB7563, 3.0000%, 1/1/43 162,277 149,977
Pool # AB9341, 3.0000%, 5/1/43 873,625 805,321
Pool # AL6842, 4.0000%, 5/1/45 585,793 569,739
Pool # AZ0869, 4.0000%, 7/1/45 515,828 500,762
Pool # BC0870, 3.5000%, 1/1/46 36,998 34,769
Pool # AS6811, 3.0000%, 3/1/46 1,221,598 1,114,963
Pool # AS7492, 4.0000%, 7/1/46 1,090,430 1,056,581
Pool # BD2453, 3.0000%, 1/1/47 65,846 60,262
Pool # AS8649, 3.0000%, 1/1/47 303,248 275,543
Pool # BE3616, 4.0000%, 5/1/47 223,971 218,240
Pool # CA0108, 3.5000%, 8/1/47 104,228 98,612
Pool # MA3149, 4.0000%, 10/1/47 1,238,619 1,197,496
Pool # CA0706, 4.0000%, 11/1/47 5,213,160 5,040,033
Pool # BM3282, 3.5000%, 12/1/47 112,099 106,058
Pool # CA4646, 3.0000%, 2/1/48 419,092 384,387
Pool # BJ9181, 5.0000%, 5/1/48 1,161,060 1,181,905
Pool # CA1931, 4.5000%, 6/1/48 1,389,851 1,379,323
Pool # MA3415, 4.0000%, 7/1/48 1,495,997 1,449,891
Pool # BK9507, 4.0000%, 10/1/48 592,044 574,270
Pool # MA3496, 4.5000%, 10/1/48 2,844,771 2,823,221
Pool # MA3521, 4.0000%, 11/1/48 1,772,047 1,717,432
Pool # BN3899, 4.0000%, 12/1/48 266,034 257,835
Pool # FA2754, 4.5000%, 1/1/49 117,110,671 116,517,867
Pool # FM1598, 4.0000%, 2/1/49 976,510 946,414
Pool # BN4541, 4.0000%, 2/1/49 819,808 794,541
Pool # MA3687, 4.0000%, 6/1/49 229,545 222,035
Pool # CA3683, 4.5000%, 6/1/49 105,747 104,742
Pool # FA1182, 4.5000%, 6/1/49 18,712,731 18,570,979
Pool # MA3694, 4.5000%, 7/1/49 4,393 4,352
Pool # CA4035, 4.5000%, 8/1/49 162,730 161,185
Pool # BO1857, 4.5000%, 8/1/49 42,701 42,295
Pool # BO2983, 3.0000%, 9/1/49 189,677 172,507
Pool # FM1540, 4.0000%, 9/1/49 3,337,645 3,228,668
Pool # CA4185, 4.5000%, 9/1/49 171,356 169,671
Pool # FS2135, 4.0000%, 11/1/49 3,975,640 3,853,111
Pool # FM3447, 4.0000%, 11/1/49 353,116 341,787
Pool # BO9819, 4.5000%, 12/1/49 208,732 206,749
Pool # FM7479, 4.5000%, 1/1/50 5,951,101 5,906,020
Pool # MA3908, 4.5000%, 1/1/50 226,950 224,794
Pool # FS0088, 4.0000%, 3/1/50 5,749,192 5,576,598
Pool # FM9138, 4.0000%, 3/1/50 1,202,167 1,165,117
Pool # FM5036, 4.0000%, 3/1/50 2,947,593 2,856,748
Pool # FM7840, 4.0000%, 4/1/50 22,704,735 21,961,900
Pool # CA5573, 4.0000%, 4/1/50 1,478,467 1,426,532
Pool # MA4026, 4.0000%, 5/1/50 3,331,728 3,215,463
Pool # FA1358, 4.5000%, 5/1/50 17,124,518 16,986,796
Pool # MA4056, 4.0000%, 6/1/50 3,073,860 2,966,593
Pool # CA6382, 4.5000%, 7/1/50 921,190 912,115
Pool # FM5076, 4.0000%, 8/1/50 1,748,029 1,686,625
Pool # FM4129, 4.0000%, 9/1/50 6,584,910 6,353,465
Pool # FM4738, 4.0000%, 9/1/50 17,174,541 16,575,210

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FM5350, 4.5000%, 9/1/50 $ 13,235,525 $ 13,109,777
Pool # FS1578, 4.0000%, 10/1/50 5,864,729 5,676,563
Pool # FS2713, 4.5000%, 10/1/50 3,661,274 3,633,539
Pool # FS5818, 4.5000%, 10/1/50 11,075,151 10,969,928
Pool # CA7849, 4.5000%, 10/1/50 1,978,018 1,959,225
Pool # FS8681, 4.5000%, 10/1/50 27,794,565 27,584,016
Pool # FS5362, 4.5000%, 12/1/50 10,825,466 10,743,461
Pool # FM7725, 4.5000%, 12/1/50 1,256,113 1,243,726
Pool # FM7031, 4.0000%, 1/1/51 3,567,175 3,450,467
Pool # FS8335, 4.5000%, 1/1/51 29,255,836 29,034,217
Pool # FS9239, 4.5000%, 1/1/51 23,849,834 23,669,167
Pool # FS8709, 4.5000%, 1/1/51 17,993,896 17,857,589
Pool # FS2548, 4.0000%, 3/1/51 296,579 286,876
Pool # FM7460, 4.0000%, 3/1/51 105,535,647 102,082,820
Pool # FS2238, 4.0000%, 3/1/51 287,758 278,890
Pool # FS2546, 4.0000%, 3/1/51 152,322 147,628
Pool # FS7225, 4.0000%, 8/1/51 22,143,576 21,461,111
Pool # FS6382, 4.0000%, 8/1/51 21,010,440 20,362,899
Pool # FA0603, 4.5000%, 9/1/51 32,089,463 31,846,379
Pool # FA4117, 4.5000%, 9/1/51 29,517,381 29,271,071
Pool # FS6662, 4.0000%, 10/1/51 10,415,919 10,075,139
Pool # FS4781, 4.0000%, 10/1/51 22,175,522 21,450,002
Pool # FS5028, 4.0000%, 10/1/51 19,703,659 19,059,012
Pool # FS3001, 4.0000%, 10/1/51 2,116,132 2,046,898
Pool # FS1133, 4.0000%, 10/1/51 111,948,465 108,285,829
Pool # CB2681, 3.5000%, 1/1/52 1,670,148 1,569,443
Pool # CB2907, 3.5000%, 2/1/52 4,399,335 4,133,729
Pool # BV5393, 3.5000%, 4/1/52 2,878,617 2,702,399
Pool # BV8484, 3.5000%, 4/1/52 1,004,462 942,973
Pool # BV4203, 3.5000%, 4/1/52 1,016,906 954,730
Pool # FS1640, 4.0000%, 4/1/52 2,102,070 2,030,192
Pool # BW0081, 4.5000%, 4/1/52 228,940 225,244
Pool # BV7132, 4.5000%, 4/1/52 161,155 158,553
Pool # BV6879, 4.5000%, 4/1/52 404,857 398,358
Pool # BW0072, 4.5000%, 4/1/52 135,911 133,716
Pool # BV7131, 4.5000%, 4/1/52 128,654 126,579
Pool # BV7632, 4.5000%, 4/1/52 311,083 306,090
Pool # BW0343, 4.5000%, 5/1/52 631,534 621,338
Pool # FS7613, 4.5000%, 5/1/52 10,738,849 10,657,500
Pool # FS2144, 3.5000%, 6/1/52 10,103,505 9,489,901
Pool # FS7541, 4.0000%, 6/1/52 12,528,358 12,118,466
Pool # CB4329, 3.5000%, 7/1/52 434,064 407,669
Pool # FA1798, 4.0000%, 8/1/52 29,199,745 28,136,546
Pool # BW6314, 5.5000%, 8/1/52 3,852,989 3,951,565
Pool # FS2863, 4.0000%, 9/1/52 18,984,442 18,287,324
Pool # FS3246, 5.5000%, 11/1/52 4,115,473 4,251,440
Pool # BX0804, 5.5000%, 11/1/52 1,125,746 1,156,645
Pool # BX0421, 5.5000%, 11/1/52 9,894,101 10,143,392
Pool # BX0419, 5.5000%, 11/1/52 4,084,900 4,178,846
Pool # BT8051, 5.5000%, 1/1/53 1,382,563 1,428,359
Pool # BX6124, 6.5000%, 1/1/53 3,461,666 3,638,974
Pool # BW7371, 5.5000%, 2/1/53 29,664,329 30,642,212
Pool # BX5986, 5.5000%, 3/1/53 4,938,209 5,100,095

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BX8072, 5.5000%, 3/1/53 $ 1,868,804 $ 1,926,391
Pool # BX8700, 5.5000%, 3/1/53 3,280,198 3,364,479
Pool # BX9326, 5.5000%, 3/1/53 4,447,873 4,584,936
Pool # BX9422, 5.5000%, 3/1/53 3,278,623 3,345,345
Pool # BX7860, 5.5000%, 3/1/53 1,295,052 1,335,145
Pool # BY0782, 5.5000%, 4/1/53 740,865 764,033
Pool # BY0866, 5.5000%, 5/1/53 696,268 713,951
Pool # BY1896, 5.5000%, 5/1/53 1,357,192 1,391,661
Pool # BY0335, 6.0000%, 5/1/53 3,656,224 3,750,840
Pool # FS4356, 6.0000%, 5/1/53 6,492,761 6,696,201
Pool # BY0327, 6.5000%, 5/1/53 1,233,118 1,276,343
Pool # BY0338, 6.5000%, 5/1/53 1,906,150 1,984,678
Pool # BY0337, 6.5000%, 5/1/53 5,018,424 5,232,003
Pool # BY0361, 6.5000%, 6/1/53 1,717,291 1,786,597
Pool # BY4134, 5.5000%, 7/1/53 11,023,041 11,245,575
Pool # BY8533, 6.5000%, 8/1/53 2,306,006 2,404,035
Pool # FS8881, 4.5000%, 9/1/53 40,213,702 39,831,639
Pool # BY5913, 5.5000%, 9/1/53 2,318,997 2,391,668
Pool # DA1456, 5.5000%, 9/1/53 6,294,508 6,420,559
Pool # CB7112, 5.5000%, 9/1/53 19,713,134 20,317,863
Pool # DA0026, 6.0000%, 9/1/53 8,184,687 8,435,010
Pool # DA1468, 6.0000%, 9/1/53 5,898,947 6,106,774
Pool # DA0036, 6.5000%, 9/1/53 2,422,298 2,525,271
Pool # DA1511, 5.5000%, 10/1/53 2,607,706 2,659,786
Pool # DA3522, 5.5000%, 10/1/53 920,688 939,075
Pool # DA1525, 6.0000%, 10/1/53 14,533,261 14,977,751
Pool # DA3538, 6.0000%, 10/1/53 2,113,931 2,178,584
Pool # DA3549, 6.5000%, 10/1/53 2,771,287 2,913,425
Pool # DA5072, 6.5000%, 11/1/53 3,925,021 4,091,876
Pool # DA5019, 6.5000%, 11/1/53 4,581,355 4,804,641
Pool # FS6236, 6.5000%, 11/1/53 10,572,754 11,023,229
Pool # FS7117, 6.5000%, 2/1/54 9,436,450 9,838,511
Pool # CB8221, 5.5000%, 3/1/54 16,654,901 17,011,547
Pool # FS7397, 6.0000%, 3/1/54 6,292,409 6,489,536
Pool # DB3056, 5.5000%, 5/1/54 1,177,320 1,205,940
Pool # DB4017, 6.0000%, 5/1/54 6,010,726 6,199,029
Pool # DB4019, 6.0000%, 5/1/54 5,159,320 5,317,307
Pool # FA1129, 6.5000%, 6/1/54 21,271,876 22,148,214
Pool # FS8717, 6.0000%, 7/1/54 12,600,855 12,995,612
Pool # FS8993, 6.0000%, 7/1/54 65,485,152 67,537,016
Pool # DC1302, 5.0000%, 8/1/54 2,421,992 2,430,432
Pool # CB8995, 5.5000%, 8/1/54 1,003,901 1,024,809
Pool # FA1128, 6.5000%, 8/1/54 21,058,441 21,925,986
Pool # FS9116, 6.0000%, 9/1/54 15,278,216 15,756,848
Pool # DC4912, 5.5000%, 10/1/54 18,340,682 18,707,772
Pool # DC5656, 5.0000%, 11/1/54 4,587,241 4,605,568
Pool # FS9788, 5.5000%, 11/1/54 27,479,940 28,053,742
Pool # FS9779, 5.5000%, 11/1/54 42,496,185 43,755,313
Pool # DC5672, 5.5000%, 11/1/54 10,860,041 11,077,112
Pool # CB9430, 5.5000%, 11/1/54 182,782,552 186,696,639
Pool # CB9654, 5.0000%, 12/1/54 51,304,347 51,838,711
Pool # DC7015, 5.5000%, 12/1/54 5,348,742 5,459,995
Pool # DC7019, 5.5000%, 12/1/54 13,768,957 14,043,798

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # CB9613, 5.5000%, 12/1/54 $ 47,378,662 $ 48,393,224
Pool # CB9787, 5.0000%, 1/1/55 131,045,094 132,410,002
Pool # FA0339, 5.5000%, 1/1/55 6,578,909 6,780,769
Pool # FA0576, 5.5000%, 1/1/55 34,978,010 36,030,787
Pool # FA0574, 5.5000%, 1/1/55 68,533,007 70,592,101
Pool # DC9709, 6.0000%, 1/1/55 1,606,485 1,655,678
Pool # FA0470, 6.0000%, 1/1/55 11,437,460 11,795,769
Pool # FA3682, 5.5000%, 2/1/55 31,595,110 32,544,394
Pool # FA0517, 5.5000%, 2/1/55 2,017,925 2,058,424
Pool # DD4221, 6.0000%, 2/1/55 1,923,650 1,984,221
Pool # DD3307, 6.0000%, 2/1/55 4,253,462 4,387,394
Pool # CC0097, 5.5000%, 3/1/55 13,576,977 13,997,774
Pool # DD5556, 6.0000%, 3/1/55 5,996,425 6,185,238
Pool # FA1560, 5.5000%, 4/1/55 29,879,697 30,807,841
Pool # DD8495, 5.5000%, 5/1/55 6,802,144 6,939,160
Pool # FA1549, 5.5000%, 5/1/55 17,672,452 18,220,704
Pool # FA3105, 6.0000%, 5/1/55 32,014,168 33,016,806
Pool # FA1557, 6.0000%, 5/1/55 34,058,696 35,125,678
Pool # DE2819, 5.5000%, 6/1/55 3,666,105 3,739,952
Pool # DE1157, 6.0000%, 6/1/55 11,823,515 12,195,809
Pool # DE2839, 6.0000%, 6/1/55 2,574,040 2,655,861
Pool # FA1951, 6.0000%, 6/1/55 36,726,321 37,893,736
Pool # FA2246, 5.5000%, 7/1/55 50,019,624 51,477,863
Pool # DE7796, 6.0000%, 8/1/55 5,637,788 5,815,309
Pool # DE7795, 6.0000%, 8/1/55 3,810,580 3,931,706
Pool # DE6043, 6.0000%, 8/1/55 12,172,316 12,555,593
Pool # DE6050, 6.0000%, 8/1/55 5,837,298 6,022,012
Pool # FA3025, 5.5000%, 9/1/55 85,831,015 88,530,201
Pool # DF0300, 5.5000%, 9/1/55 5,004,023 5,085,674
Pool # DE9377, 6.0000%, 9/1/55 4,615,996 4,742,419
Pool # DF0313, 6.0000%, 9/1/55 2,210,435 2,270,974
Pool # CC1195, 5.0000%, 10/1/55 21,744,572 22,024,892
Pool # FA3191, 5.5000%, 10/1/55 32,521,810 33,490,699
Pool # FA3128, 5.5000%, 10/1/55 47,026,090 48,535,288
Pool # FA3036, 5.5000%, 10/1/55 75,414,925 77,703,538
Pool # FA3037, 5.5000%, 10/1/55 69,491,747 71,562,044
Pool # DF0998, 6.0000%, 10/1/55 1,846,667 1,897,243
Pool # FA3182, 6.0000%, 10/1/55 86,081,507 88,992,946
Pool # DF1002, 6.0000%, 10/1/55 3,797,214 3,901,457
Pool # FA3714, 5.0000%, 11/1/55 24,643,475 24,976,256
Pool # FA3572, 5.0000%, 11/1/55 46,847,004 47,447,698
Pool # FA3563, 5.5000%, 11/1/55 13,591,042 14,012,275
Pool # DF2677, 6.0000%, 11/1/55 7,617,898 7,827,295
Pool # FA3827, 5.0000%, 12/1/55 50,839,639 50,894,753
Pool # FA4155, 5.0000%, 1/1/56 46,597,358 47,198,068
Pool # DG0913, 5.0000%, 1/1/56 8,528,526 8,537,771
Pool # DF9041, 5.0000%, 1/1/56 11,702,361 11,715,047
Pool # FA4202, 5.0000%, 1/1/56 45,352,320 45,849,088
Pool # DG1554, 5.0000%, 2/1/56 11,807,108 11,819,908
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 129,173 118,916
Pool # AB6280, 3.0000%, 9/1/42 190,738 176,113
Pool # MA1229, 3.0000%, 10/1/42 142,174 131,400

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, Other - (continued)
Pool # MA1327, 3.0000%, 1/1/43 $ 236,936 $ 218,768
Pool # AR9225, 3.0000%, 3/1/43 321,128 295,304
Pool # MA1447, 3.0000%, 5/1/43 76,339 70,200
Pool # AS8547, 3.0000%, 11/1/46 71,104 64,556
Pool # BF0167, 3.0000%, 2/1/57 1,363,485 1,191,093
Pool # BF0226, 3.5000%, 1/1/58 21,805,126 20,314,593
Pool # BF0598, 2.5000%, 3/1/62 43,618,480 36,665,675
Pool # BF0646, 2.5000%, 6/1/62 48,290,385 40,589,132
Pool # BF0698, 3.5000%, 12/1/62 33,057,590 30,340,747
Pool # BF0713, 4.0000%, 3/1/63 21,132,435 20,248,354
Pool # BF0731, 2.5000%, 6/1/63 14,663,169 12,316,759
Pool # BF0783, 3.5000%, 12/1/63 12,482,022 11,462,082
Pool # BF0801, 2.5000%, 4/1/64 18,994,140 15,937,415
Pool # BF0807, 3.5000%, 4/1/64 21,729,665 19,947,336
Pool # BF0806, 3.5000%, 4/1/64 17,640,257 16,251,338
FNMA, REMIC
3.0000%, 7/25/28 239,665 237,765
SOFR30A + 0.5145%, 4.2118%, 4/25/32
‡
15,831 15,804
SOFR30A + 0.6645%, 4.3618%, 4/25/32
‡
6,629 6,640
SOFR30A + 0.6145%, 4.3118%, 9/25/33
‡
7,532 7,545
SOFR30A + 0.4145%, 4.1118%, 10/25/35
‡
13,650 13,576
SOFR30A + 0.4645%, 4.1618%, 4/25/36
‡
52,708 52,519
SOFR30A + 0.6345%, 4.3318%, 9/25/37
‡
12,816 12,848
SOFR30A + 0.5145%, 4.2118%, 9/25/40
‡
5,674 5,670
SOFR30A + 53.7407%, 11.9374%, 10/25/40
‡
41,248 55,340
SOFR30A + 0.5445%, 4.2418%, 11/25/40
‡
8,836 8,832
SOFR30A + 0.5145%, 4.2118%, 9/25/42
‡
7,436 7,404
SOFR30A + 0.4645%, 4.1618%, 10/25/42
‡
88,091 87,446
SOFR30A + 3.8855%, 0.1882%, 11/25/42
‡
473,554 227,141
SOFR30A + 0.6145%, 4.3118%, 2/25/43
‡
23,386 23,390
SOFR30A + 0.8000%, 4.4973%, 9/25/52
‡
8,030,649 8,020,435
SOFR30A + 1.1000%, 4.7973%, 3/25/55
‡
150,244,245 151,405,303
SOFR30A + 1.2000%, 4.8973%, 3/25/55
‡
49,780,873 50,242,827
3.5000%, 1/25/61
~
18,495,565 3,871,429
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
^
378,232,255 306,657,852
2.5000%, TBA, 30 Year Maturity
^
1,602,750,339 1,360,121,925
3.0000%, TBA, 30 Year Maturity
^
536,139,354 474,898,946
3.5000%, TBA, 30 Year Maturity
^
265,268,000 245,217,721
4.0000%, TBA, 30 Year Maturity
^
14,500,000 13,841,744
4.5000%, TBA, 30 Year Maturity
^
104,710,241 102,551,744
5.0000%, TBA, 30 Year Maturity
^
196,782,000 196,693,690
6.0000%, TBA, 30 Year Maturity
^
472,324,765 483,594,434
6.5000%, TBA, 30 Year Maturity
^
92,975,000 96,283,980
FREMF Mortgage Trust , SOFR30A + 6.1145% , 9.9011% , 9/25/29 (144A)
‡
789,970 782,526
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢ ,‡
15,169,469 15,250,566
GNMA
CME Term SOFR 1 Month + 0.5145%, 4.1919%, 8/16/29
‡
1,447 1,446
CME Term SOFR 1 Month + 0.5145%, 4.1898%, 7/20/34
‡
25,117 25,111
CME Term SOFR 1 Month + 0.4145%, 4.0919%, 8/16/34
‡
17,727 17,687
CME Term SOFR 1 Month + 0.3145%, 3.9898%, 6/20/35
‡
15,154 15,052
CME Term SOFR 1 Month + 0.2645%, 3.9398%, 8/20/35
‡
17,973 17,799
CME Term SOFR 1 Month + 0.4145%, 4.0898%, 4/20/37
‡
6,842 6,796

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
CME Term SOFR 1 Month + 0.4245%, 4.0998%, 6/20/37
‡
$ 18,702 $ 18,591
CME Term SOFR 1 Month + 0.4345%, 4.1098%, 7/20/37
‡
29,313 29,113
CME Term SOFR 1 Month + 0.6145%, 4.2898%, 10/20/37
‡
23,369 23,353
CME Term SOFR 1 Month + 0.6145%, 4.2898%, 10/20/37
‡
9,602 9,596
CME Term SOFR 1 Month + 0.6145%, 4.2898%, 2/20/38
‡
38,727 38,771
CME Term SOFR 1 Month + 0.6145%, 4.2898%, 2/20/38
‡
18,814 18,835
CME Term SOFR 1 Month + 0.7145%, 4.3919%, 1/16/40
‡
6,638 6,672
CME Term SOFR 1 Month + 0.4645%, 4.1398%, 6/20/40
‡
338 337
CME Term SOFR 1 Month + 0.5445%, 4.2219%, 10/16/40
‡
20,668 20,674
0.0000%, 5/16/41
¤,§
3,202,154 2,449,862
CME Term SOFR 1 Month + 0.4145%, 4.0898%, 7/20/41
‡
10,790 10,806
SOFR30A + 1.3000%, 5.0030%, 8/20/53
‡
4,220,913 4,259,200
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 895,219 890,157
Pool # MA5192, 4.0000%, 5/20/48 212,609 204,652
Pool # MA5264, 4.0000%, 6/20/48 710,094 683,519
Pool # BF6874, 4.5000%, 7/20/48 126,067 124,290
Pool # BK5879, 4.5000%, 11/20/48 110,987 109,796
Pool # BK6072, 5.0000%, 1/20/49 8,954 9,067
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
724,131,414 627,065,219
3.0000%, TBA, 30 Year Maturity
^
203,159,962 183,278,119
3.5000%, TBA, 30 Year Maturity
^
147,859,377 135,409,470
4.0000%, TBA, 30 Year Maturity
^
114,954,688 108,696,210
4.5000%, TBA, 30 Year Maturity
^
124,302,488 121,335,139
5.0000%, TBA, 30 Year Maturity
^
411,201,194 410,954,473
5.5000%, TBA, 30 Year Maturity
^
183,586,000 185,565,057
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 136,599 127,909
Pool # MA5866, 4.0000%, 4/20/49 131,652 123,565
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
14,053,704 13,742,973
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3714% , 5/15/41 (144A)
‡
2,900,000 2,907,341
HOMES Trust , 5.0770% , 8/25/60 (144A)
Ç
6,587,000 6,597,760
Homeward Opportunities Fund Trust
5.4760%, 3/25/40 (144A)
Ç
10,475,000 10,506,901
5.2370%, 9/25/40 (144A)
Ç
4,682,000 4,699,619
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55 (144A)
Ç
23,665,826 23,726,576
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.0371%, 10/25/57 (144A)
‡
13,042,980 13,462,792
CME Term SOFR 1 Month + 2.6145%, 6.2871%, 10/25/57 (144A)
‡
1,913,138 1,970,513
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,348,005
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,324,525
6.9000%, 5/25/29 (144A)
Ç
9,960,000 10,038,619
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,887,205
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,357,484
5.2390%, 8/25/40 (144A)
Ç
4,000,000 4,017,980
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
7,101,884 7,022,402
Morgan Stanley Residential Mortgage Loan Trust
4.2500%, 2/25/65 (144A)
‡
5,743,603 5,622,190
5.0320%, 12/25/70 (144A)
Ç
2,400,000 2,404,214
New Residential Mortgage Loan Trust
7.1010%, 3/25/39 (144A)
Ç
2,750,000 2,761,315

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
New Residential Mortgage Loan Trust - (continued)
5.0780%, 11/25/65 (144A)
Ç
$ 10,000,000 $ 9,988,804
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
37,640,049 38,245,768
Oceanview Mortgage Trust , SOFR30A + 0.9000% , 4.5973% , 12/25/55 (144A)
‡
5,608,554 5,608,539
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
11,052,207 11,082,279
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
6,469,420 6,394,282
4.1500%, 4/25/65 (144A)
Ç
22,362,305 22,140,297
4.0000%, 7/25/69 (144A)
Ç
15,144,303 14,846,842
4.1500%, 1/25/70 (144A)
Ç
12,738,379 12,497,280
PRPM LLC
5.7740%, 8/25/28 (144A)
Ç
7,040,214 7,035,124
5.7290%, 7/25/30 (144A)
Ç
14,606,797 14,585,688
3.7500%, 3/25/54 (144A)
Ç
2,313,057 2,296,775
3.2500%, 4/25/55 (144A)
Ç
6,161,461 6,003,624
3.0000%, 5/25/55 (144A)
Ç
8,435,878 8,114,283
5.2500%, 7/25/55 (144A)
Ç
2,380,125 2,391,526
5.2500%, 7/25/55 (144A)
Ç
1,700,000 1,700,339
5.2500%, 7/25/55 (144A)
Ç
14,386,619 14,527,654
4.5000%, 8/25/55 (144A)
Ç
4,774,945 4,750,579
PRPM Trust
5.2060%, 1/25/56 (144A)
Ç
2,500,000 2,503,971
5.3050%, 1/25/56 (144A)
Ç
2,500,000 2,503,882
Saluda Grade Alternative Mortgage Trust
8.0000%, 4/25/29 (144A)
Ç
3,230,175 3,213,988
7.5000%, 2/25/30 (144A)
Ç
4,804,500 4,808,541
7.5000%, 2/25/30 (144A)
Ç
17,634,279 17,655,719
7.7620%, 4/25/30 (144A)
Ç
8,254,619 8,308,258
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,387,321
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40 (144A)
Ç
7,388,000 7,382,144
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
619,418 557,249
4.0000%, 9/25/49 (144A)
‡
72,184 66,842
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 4.8745% , 11/15/38 (144A)
‡
4,194,207 4,192,411
TVC Mortgage Trust , 6.6800% , 4/25/40 (144A)
Ç
5,597,000 5,703,218
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
15,444,000 15,686,245
Total Mortgage-Backed Securities (cost $10,947,785,693) 11,022,755,629
Investment Companies - 1 .4%
Money Market Funds - 1 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $95,887,418) 95,858,660 95,887,418
Total Investments (total cost $ 11,587,393,001 ) - 176 .7% 11,666,543,353
Liabilities, net of Cash, Receivables and Other Assets - (76.7%) (5,065,666,428)
Net Assets - 100.0% $6,600,876,925
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 11,666,124,108 100 .0%
Cayman Islands 419,245 0 .0
Total $11,666,543,353 100 .0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (40.2)%
Mortgage-Backed Securities - (40.2)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.0000%, TBA, 30 Year Maturity
^
$ (8,744,000) $ (7,089,338)
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
(218,312,445) (185,254,765)
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
^
(33,391,000) (29,560,785)
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
^
(102,653,000) (94,861,164)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
^
(557,548,893) (532,237,846)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
^
(459,568,555) (450,095,009)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(593,202,870) (592,918,728)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(431,818,442) (437,790,491)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(190,051,780) (194,586,415)
GNMA II, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
(44,240,000) (38,309,849)
GNMA II, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
^
(16,581,000) (14,958,334)
GNMA II, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
^
(12,460,000) (11,410,856)
GNMA II, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
^
(10,452,000) (9,882,962)
GNMA II, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
^
(7,678,000) (7,494,711)
GNMA II, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(33,512,000) (33,491,893)
GNMA II, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(14,985,000) (15,146,538)
Total Securities Sold Short (proceeds $2,650,256,950)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,655,089,684) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 1.4%
Money Market Funds - 1.4%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 83,287,971 $ 2,689,553,699 $ (2,676,958,901) $ 17,390 $ (12,741) $ 95,887,418 95,858,660 $ 801,764
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
83,800 11,300,916 (11,384,716) – – – – 5,296
Δ
Total Affiliated
Investments - 1.4% $83,371,771 $2,700,854,615 $(2,688,343,617) $17,390 $(12,741) $95,887,418 $807,060

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 4,215 3/31/26 $ 459,138,635 $ (1,642,989)
Total - Futures Long (1,642,989)
Futures Short:
U.S. Treasury 10 Year Notes 1,625 3/20/26 (181,720,703) 821,379
U.S. Treasury 10 Year Ultra Bonds 1,920 3/20/26 (219,180,000) 1,173,594
U.S. Treasury Ultra Bonds 312 3/20/26 (36,640,500) 849,656
Total - Futures Short 2,844,629
Total $1,201,640
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $360,724,868
Average notional amount of contracts - short 350,418,307

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2026 is $16,449,335, which represents 0.2% of net assets.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $1,401,575,288 which represents 21.2% of net assets.
~ IO – Interest Only
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 498,503,939 $ 1,198,769 $ 499,702,708
Corporate Bonds — 48,197,598 — 48,197,598
Mortgage-Backed Securities — 11,007,505,063 15,250,566 11,022,755,629
Investment Companies — 95,887,418 — 95,887,418
Other Financial Instruments
(a)
:
Futures Contracts $ 2,844,629 $ — $ — $ 2,844,629
Total Assets $ 2,844,629 $ 11,650,094,018 $ 16,449,335 $ 11,669,387,982
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,655,089,684 $ — $ 2,655,089,684
Other Financial Instruments
(a)
:
Futures Contracts $ 1,642,989 $ — $ — $ 1,642,989
Total Liabilities $ 1,642,989 $ 2,655,089,684 $ — $ 2,656,732,673
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Mortgage-Backed Securities ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Mortgage-Backed Securities ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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